Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss)
Revenues	$ 1,481,554,138	$ 1,599,032,140	$ 1,639,959,815
Other operating income	39,500,045	35,904,948	19,767,514
Revenues and Other Operating Income from continuing operations	1,521,054,183	1,634,937,088	1,659,727,329
Raw materials and consumables used	(809,974,152)	(903,978,006)	(895,060,114)
Contribution Margin from continuing operations	711,080,031	730,959,082	764,667,215
Other work performed by the entity and capitalized	7,449,013	7,226,484	9,758,304
Employee benefits expense	(53,800,538)	(54,222,470)	(60,350,072)
Depreciation and amortization expense	(117,765,263)	(117,337,553)	(132,600,381)
Impairment loss recognized in the period's profit or loss	(100,900)	55,494	(30,785,531)
Other expenses	(82,478,947)	(102,821,020)	(119,303,215)
Operating Income from continuing operations	464,383,396	463,860,017	431,386,320
Other gains, net	3,434,503	113,088,869	121,490,974
Financial income	5,778,242	5,273,672	6,150,751
Financial costs	(48,189,495)	(50,851,829)	(55,701,778)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,281,453	(2,696,904)	7,878,201
Foreign currency exchange differences	(3,055,807)	8,822,301	13,266,320
Gains from indexed assets and liabilities, net	(2,480,291)	145,608	606,075
Income from continuing operations before income taxes	423,152,001	537,641,734	525,076,863
Income tax expense, continuing operations	(104,946,765)	(112,099,519)	(83,216,935)
NET INCOME FROM CONTINUING OPERATIONS	318,205,236	425,542,215	441,859,928
Discontinued operations
Profit after tax for the year from discontinued operations			79,572,445
NET PROFIT FOR THE YEAR	318,205,236	425,542,215	521,432,373
Net profit for the year attributable to
Shareholders of the parent company	309,029,455	418,453,814	472,558,428
Non-controlling interests	9,175,781	7,088,401	48,873,945
Net income	$ 318,205,236	$ 425,542,215	$ 521,432,373
Basic earnings per share [abstract]
Basic earnings per share from continuing operations	$ 37.68	$ 51.02	$ 52.77
Basic earnings per share from discontinued operations			4.85
Total Basic earnings per share	$ 37.68	$ 51.02	$ 57.62
Weighted average number of shares of common stock	8,201,754,580.00	8,201,754,580.00	8,201,754,580.00
Diluted earnings per share [abstract]
Diluted earnings per share from continuing operations	$ 37.68	$ 51.02	$ 52.77
Diluted earnings per share from discontinued operations			4.85
Total Diluted earnings per share	$ 37.68	$ 51.02	$ 57.62
Weighted average number of shares of common stock	8,201,754,580.00	8,201,754,580.00	8,201,754,580.00
Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Remeasurement losses from defined benefit plans	$ (325,252)	$ 251,976	$ (1,757,402)
Other comprehensive (loss) income that will not be reclassified to income	(325,252)	251,976	(1,757,402)
Components of other comprehensive income that will be reclassified to income, before taxes
Foreign currency translation losses, net	(5,522,334)	(3,690,798)	(139,529,128)
Gains (losses) from available-for-sale financial assets, net	(15)	8	18
Net losses from cash flow hedges	(157,077,145)	73,333,487	66,502,675
Reclassification adjustments on cash flow hedges	18,227,145	23,976,029	20,456,663
Share of other comprehensive income from investments accounted for using the equity method			(11,904,709)
Other comprehensive (loss) income that will be reclassified to income	(144,372,349)	93,618,726	(64,474,481)
Total other comprehensive loss, before income (loss) taxes	(144,697,601)	93,870,702	(66,231,883)
Income taxes related to components of other comprehensive income that will not be reclassified to income
Income tax related to defined benefit plans	87,818	(68,034)	474,498
Income tax related to components of other comprehensive income that will not be reclassified to income	87,818	(68,034)	474,498
Income taxes related to components of other comprehensive income that will be reclassified to income
Income tax related to cash flow hedge	37,616,791	(26,139,149)	(20,924,809)
Income tax related to available-for-sale financial assets	4	(2)	(5)
Income taxes related to components of comprehensive income that will be reclassified to income	37,616,795	(26,139,151)	(20,924,814)
Total other comprehensive (loss) income	(106,992,988)	67,663,517	(86,682,199)
TOTAL COMPREHENSIVE INCOME	211,212,248	493,205,732	434,750,174
Comprehensive income (loss) attributable to
Shareholders of the parent company	202,172,256	486,205,094	450,858,649
Non-controlling interests	$ 9,039,992	$ 7,000,638	$ (16,108,475)